Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
C000007825
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 17,080,809	$ 16,680,361	$ 15,754,561	$ 15,108,615	$ 13,667,398	$ 12,238,005	$ 12,652,837	$ 11,636,687	$ 10,826,114	$ 10,066,164	$ 10,583,760	$ 12,616,274	$ 13,225,166	$ 11,912,831	$ 11,845,037	$ 10,913,278	$ 10,278,472	$ 9,165,191	$ 8,414,439	$ 6,980,316	$ 8,681,669	$ 7,960,457	$ 7,828,068	$ 7,505,548	$ 6,603,823	$ 7,637,144	$ 7,091,023	$ 6,856,475	$ 6,909,510	$ 6,479,666	$ 6,202,066	$ 6,016,645	$ 5,673,317	$ 5,464,677	$ 5,262,323	$ 5,136,532	$ 5,068,620	$ 4,734,956	$ 5,061,247	$ 5,047,245	$ 5,000,000
C000007826
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Account Value	$ 342,149,090	334,121,497	315,565,105	302,614,653	273,738,032	245,100,345	253,398,833	233,038,925	216,797,831	201,571,005	211,927,208	252,616,502	264,812,885	238,526,162	237,165,901	218,502,445	205,780,219	183,485,666	168,449,716	139,735,623	173,789,546	159,341,413	156,685,121	150,224,820	132,177,661	152,852,892	141,917,387	137,212,157	138,274,033	129,661,252	124,100,617	120,390,809	113,510,205	109,330,729	105,277,651	102,755,826	101,392,418	94,713,554	101,234,932	100,950,178	100,000,000
C000007828
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 16,272,005	15,855,796	14,934,207	14,467,381	13,147,487	11,720,928	12,120,699	11,176,998	10,430,613	9,734,422	10,187,522	12,250,865	12,955,129	11,869,164	11,875,758	10,966,804	10,301,981	8,981,278	8,225,005	6,735,971	8,514,513	7,811,175	7,724,811	7,421,182	6,506,354	7,587,822	7,084,516	6,817,799	6,859,514	6,450,097	6,170,330	5,988,801	5,662,923	5,437,827	5,208,694	5,072,206	5,022,526	4,726,254	5,094,471	5,090,516	5,000,000
C000007829
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Account Value	$ 325,664,920	317,334,600	298,886,378	289,477,311	263,120,358	234,564,787	242,536,227	223,708,405	208,736,606	194,801,724	203,872,296	245,173,200	259,269,257	237,501,333	237,626,828	219,455,325	206,172,723	179,734,130	164,619,277	134,813,865	170,404,746	156,324,833	154,593,348	148,513,397	130,202,535	151,865,360	141,791,163	136,426,816	137,255,217	129,080,259	123,453,105	119,814,554	113,311,002	108,779,350	104,187,127	101,452,711	100,476,468	94,524,755	101,903,982	101,794,863	100,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 16,202,621	15,775,361	14,860,033	14,393,774	13,079,813	11,664,700	12,061,484	11,127,602	10,375,952	9,681,223	10,144,127	12,197,836	12,894,041	11,814,249	11,828,254	10,922,971	10,261,256	8,941,465	8,197,568	6,714,437	8,495,073	7,791,070	7,703,509	7,400,938	6,489,745	7,577,897	7,075,085	6,811,260	6,852,694	6,444,880	6,163,391	5,983,419	5,655,796	5,431,090	5,200,452	5,067,957	5,022,045	4,725,720	5,096,078	5,090,054	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 324,052,422	315,507,216	297,200,658	287,875,481	261,596,254	233,294,004	241,229,672	222,552,038	207,519,040	193,624,458	202,882,544	243,956,715	257,880,822	236,284,979	236,565,088	218,459,416	205,225,120	178,829,304	163,951,367	134,288,747	169,901,456	155,821,392	154,070,185	148,018,768	129,794,893	151,557,940	141,501,704	136,225,204	137,053,876	128,897,593	123,267,810	119,668,370	113,115,928	108,621,794	104,009,035	101,359,137	100,440,905	94,514,405	101,921,552	101,801,083	100,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 16,202,621	15,775,361	14,860,033	14,393,774	13,079,813	11,664,700	12,061,484	11,127,602	10,375,952	9,681,223	10,144,127	12,197,836	12,894,041	11,814,249	11,828,254	10,922,971	10,261,256	8,941,465	8,197,568	6,714,437	8,495,073	7,791,070	7,703,509	7,400,938	6,489,745	7,577,897	7,075,085	6,811,260	6,852,694	6,444,880	6,163,391	5,983,419	5,655,796	5,431,090	5,200,452	5,067,957	5,022,045	4,725,720	5,096,078	5,090,054	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 324,052,420	315,507,216	297,200,658	287,875,481	261,596,254	233,294,004	241,229,672	222,552,038	207,519,040	193,624,458	202,882,544	243,956,715	257,880,822	236,284,979	236,565,088	218,459,416	205,225,120	178,829,304	163,951,367	134,288,747	169,901,456	155,821,392	154,070,185	148,018,768	129,794,893	151,557,940	141,501,704	136,225,204	137,053,876	128,897,593	123,267,810	119,668,370	113,115,928	108,621,794	104,009,035	101,359,137	100,440,905	94,514,405	101,921,552	101,801,083	100,000,000
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 17,126,975	16,724,066	15,794,322	15,145,519	13,699,419	12,265,401	12,680,485	11,661,061	10,847,792	10,085,243	10,602,941	12,637,763	13,246,924	11,931,252	11,862,208	10,927,992	10,292,437	9,177,536	8,425,212	6,989,368	8,693,027	7,970,136	7,837,041	7,513,666	6,611,349	7,644,931	7,097,648	6,862,015	6,914,505	6,483,678	6,205,643	6,019,744	5,675,463	5,466,414	5,263,654	5,137,516	5,069,192	4,735,678	5,061,564	5,047,528	5,000,000
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 342,539,502	334,481,327	315,886,430	302,910,387	273,988,376	245,308,016	253,609,707	233,221,216	216,955,835	201,704,852	212,058,828	252,755,262	264,938,487	238,625,036	237,244,162	218,559,849	205,848,746	183,550,719	168,504,246	139,787,357	173,860,531	159,402,723	156,740,818	150,273,312	132,226,986	152,898,622	141,952,960	137,240,296	138,290,108	129,673,565	124,112,861	120,394,873	113,509,260	109,328,286	105,273,076	102,750,316	101,383,833	94,713,569	101,231,288	100,950,569	100,000,000
NACC2 Index: CRSP US Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Total Market Index
Account Value	$ 16,241,282	15,824,450	14,904,038	14,435,230	13,121,964	11,701,678	12,100,588	11,161,522	10,416,240	9,721,373	10,173,348	12,234,600	12,938,327	11,853,053	11,860,143	10,952,511	10,291,034	8,972,441	8,216,467	6,729,651	8,505,512	7,803,087	7,717,485	7,414,903	6,500,872	7,581,967	7,080,477	6,813,989	6,855,075	6,446,290	6,165,863	5,984,202	5,656,512	5,433,276	5,203,726	5,067,625	5,020,138	4,724,874	5,094,566	5,090,319	5,000,000
NACC2 Index: CRSP US Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Total Market Index
Account Value	$ 324,825,640	$ 316,489,002	$ 298,080,756	$ 288,704,597	$ 262,439,288	$ 234,033,551	$ 242,011,754	$ 223,230,430	$ 208,324,809	$ 194,427,469	$ 203,466,964	$ 244,692,005	$ 258,766,541	$ 237,061,059	$ 237,202,866	$ 219,050,210	$ 205,820,688	$ 179,448,822	$ 164,329,331	$ 134,593,021	$ 170,110,231	$ 156,061,741	$ 154,349,703	$ 148,298,055	$ 130,017,439	$ 151,639,349	$ 141,609,539	$ 136,279,787	$ 137,101,498	$ 128,925,808	$ 123,317,256	$ 119,684,047	$ 113,130,232	$ 108,665,519	$ 104,074,519	$ 101,352,504	$ 100,402,755	$ 94,497,487	$ 101,891,329	$ 101,806,384	$ 100,000,000